CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (1,457,722)	$ (961,034)	$ (561,166)
Foreign currency translation adjustments:
Translation gain (loss)	3,230	(13,858)	1,973
Reclassification adjustment for net translation adjustments realized in net income	0	0	144
Net change	3,230	(13,858)	2,117
Available-for-sale investments:
Change in unrealized gain (loss)	(12,869)	18,269	0
Net change	(12,869)	18,269	0
Total other comprehensive income, net of tax	(9,639)	4,411	2,117
Less: total comprehensive income (loss) attributable to non-controlling interests	(5,188)	(120)	678
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (1,472,549)	$ (956,743)	$ (558,371)